Transaction (Details) - Telesat Canada [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Transaction (Details) [Line Items]
PSP Investments payment	$ 7
Red Isle [Member]
Transaction (Details) [Line Items]
Value of its equity interests	$ 5